UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street

Suite 645

Chicago, IL  60610

 (Address of principal executive offices)

(Zip code)

Patrick W. Galley

325 N. LaSalle Street

Suite 645

Chicago, IL  60610

 (Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	RiverNorth Core Opportunity Fund
	Schedule of Investments
	Decmeber 31, 2007 (Unaudited)

Shares/Description		Market Value

CLOSED-END FUNDS - 75.21%
16,173	Adams Express Co.	228,363
147,768	Alliance All Market Advantage Fund, Inc.	1,928,372
2,000	ASA Ltd.	150,340
22,022	Blackrock Global Floating Rate Income Trust	347,507
72,605	Calamos Global Dynamic Income Fund	920,631
70,456	Clough Global Opportunities Fund	1,334,437
12,591	DWS Global Commodities Stock Fund, Inc.	221,728
75,785	Eaton Vance Limited Duration Income Fund	1,131,470
41,580	Eaton Vance Risk Managed Diversified Equity Income Fund	777,546
70,120	Eaton Vance Tax Managed Global Diversified Equity Income Fund	1,158,382
152,892	MFS Intermediate Income Trust	929,583
102,306	Nasdaq Premium Income Growth Fund	1,864,015
58,484	Nuveen Equity Premium Income Fund	959,722
72,895	Nuveen Multi Strategy Income & Growth Fund	796,742
56,819	Nuveen Tax Advantage Dividend Growth Fund	930,127
38,499	Old Mutual/Claymore Long Short Fund	590,960
45,980	Putnam Master Intermediate Income Trust	290,594
18,142	Royce Value Trust, Inc.	337,078
45,754	Sunamerica Focused Alpha Growth Fund, Inc.	865,666
40,740	The Gabelli Deal Fund	650,210
77,200	Tri Continental Corp.	1,613,480
42,809	Van Kampen Dynamic Credit Opportunities Fund	690,081
36,277	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.	365,309
27,023	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	317,791

TOTAL FOR CLOSED-END FUNDS (Cost $19,221,851) - 75.21%		$ 19,400,134

EXCHANGE TRADED FUNDS - 12.36%
20,500	SPDR S&P Homebuilders	396,675
24,200	Financial Select Sector SPDR	700,106
4,000	iShares Lehman Tips Bond Fund	423,200
5,900	iShares MSCI EAFE Index	463,150
43,900	iShares MSCI Japan Index	583,431
10,225	iShares Russell 1000 Growth Index Fund	621,476

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $3,352,464) - 12.36%		$ 3,188,038

HOLDING & INVESTMENT COMPANIES - 5.01%
8	Berkshire Hathaway, Inc. *	1,132,800
4,500	Brookfield Asset Management, Inc.	160,515

TOTAL FOR HOLDING & INVESTMENT COMPANIES (Cost $1,021,038) - 5.01%		$ 1,293,315

SHORT TERM INVESTMENTS - 9.58%
2,470,275	Fidelity Institutional Money Market Fund - Class I 5.33% ** (Cost $2,470,275)	2,470,275

TOTAL INVESTMENTS (Cost $26,065,628) - 102.16%		$ 26,351,762

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.16)%		(558,010)

NET ASSETS - 100.00%		$ 25,793,752

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2007.

NOTES TO FINANCIAL STATEMENTS
RiverNorth Core Opportunity Fund
1. SECURITY TRANSACTIONS

At December 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $26,065,629 amounted to $286,134 which consisted of aggregate gross unrealized appreciation of $862,106 and aggregate gross unrealized depreciation of $575,972.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Funds

By /s/Patrick W. Galley

*Patrick W. Galley,

President and Treasurer

Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Patrick W. Galley

*Patrick W. Galley,

President and Treasurer

Date  February 27, 2008

* Print the name and title of each signing officer under his or her signature.